Offerings	May 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2030
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,515.00
Offering Note	1(a) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on February 2, 2023 (File No. 333-269523), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2032
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,515.00
Offering Note	See Note 1(a)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2035
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170.00
Offering Note	See Note 1(a)